August 10, 2012

File Nos. and 33-03149 and 811-04581

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No.

Post-Effective Amendment No. 43

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No. 45

(Check appropriate box or boxes)

CORNERCAP GROUP OF FUNDS

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (404) 870-0700

Thomas E. Quinn, The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Name and Address of Agent for Service)

With copy to:

Jeffrey Skinner, Esq., Kilpatrick Townsend LLP,

1001 West Fourth Street

Winston-Salem, NC 27101-2400

It is proposed that this filing will become effective:

X immediately upon filing pursuant to paragraph (b)

☐ on      pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on      pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 43 to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, State of Georgia, on the 10th day of August 2012.

CornerCap Group of Funds, Registrant

By:	/s/ Thomas E. Quinn
Thomas E. Quinn, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Dated as of the 10th day of August 2012

/s/ Thomas E. Quinn
Thomas E Quinn,
Principal Executive Officer, Principal Accounting Officer, Trustee Attorney in Fact

**
Richard L Boger, Trustee

**
Laurin M. McSwain, Trustee

**
Leslie W. Gates, Trustee

**
G. Harry Durity, Trustee

**By:	/s/ Thomas E.Quinn
Thomas E. Quinn
Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase